Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Cash and cash equivalents	$ 580	$ 352
Short-term investments	17	50
Book Value
Financial Instruments
Cash and cash equivalents	580	352
Short-term investments	17	50
Book Value | Retail
Financial Instruments
Long-term debt	917	917
Book Value | Institutional
Financial Instruments
Long-term debt	534	534
Book Value | Other
Financial Instruments
Long-term debt	180	191
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	580	352
Short-term investments	17	50
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	850	939
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	531	522
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	$ 180	$ 191